Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
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C000199787
Account Value [Line Items]
Accumulated Value	$ 23,209	$ 21,864	$ 21,140	$ 19,344	$ 21,488	$ 21,798	$ 20,726	$ 20,322	$ 20,939	$ 20,821	$ 20,104	$ 19,977	$ 20,850	$ 19,865	$ 18,678	$ 17,853	$ 18,981	$ 18,610	$ 17,263	$ 17,274	$ 17,665	$ 18,596	$ 18,380	$ 17,740	$ 17,573	$ 18,180	$ 17,258	$ 18,081	$ 17,457	$ 16,210	$ 16,094	$ 15,484	$ 13,662	$ 14,081	$ 15,213	$ 16,116	$ 15,788	$ 15,139	$ 15,459	$ 15,344	$ 14,828	$ 15,000	$ 13,326	$ 13,638	$ 11,751	$ 10,816	$ 11,930	$ 13,223	$ 11,922	$ 13,549	$ 13,402	$ 14,866	$ 14,703	$ 15,736	$ 17,493	$ 16,818	$ 17,289	$ 16,338	$ 17,338	$ 17,094	$ 16,509	$ 16,810	$ 16,013	$ 14,955	$ 14,622	$ 14,077	$ 14,614	$ 13,955	$ 11,833	$ 12,532	$ 12,857	$ 12,142	$ 11,597	$ 10,865	$ 10,109	$ 9,385	$ 11,255	$ 12,028	$ 12,223	$ 11,868	$ 11,569	$ 11,173	$ 11,019	$ 11,197	$ 11,593	$ 10,817	$ 11,496	$ 10,995	$ 10,761	$ 10,389	$ 9,750	$ 10,339	$ 10,621	$ 11,755	$ 11,802	$ 12,021	$ 11,794	$ 11,927	$ 12,193	$ 12,115	$ 12,099	$ 12,936	$ 12,138	$ 12,025	$ 12,125	$ 12,187	$ 11,793	$ 11,778	$ 11,422	$ 11,561	$ 11,152	$ 10,634	$ 10,255	$ 10,278	$ 9,915	$ 9,539	$ 9,804	$ 10,242	$ 10,174	$ 10,295
C000005591
Account Value [Line Items]
Accumulated Value	21,645	20,407	19,737	18,061	20,085	20,382	19,389	19,015	19,603	19,505	18,844	18,721	19,562	18,644	17,537	16,763	17,836	17,493	16,232	16,257	16,627	17,510	17,314	16,725	16,573	17,150	16,290	17,074	16,497	15,320	15,211	14,649	12,932	13,340	14,413	15,272	14,971	14,360	14,682	14,564	14,081	14,263	12,675	12,975	11,183	10,292	11,365	12,600	11,365	12,932	12,793	14,199	14,048	15,057	16,742	16,109	16,570	15,669	16,646	16,420	15,873	16,173	15,411	14,413	14,091	13,576	14,102	13,480	11,430	12,117	12,428	11,741	11,226	10,528	9,798	9,090	10,915	11,677	11,870	11,537	11,258	10,872	10,732	10,915	11,312	10,571	11,237	10,754	10,539	10,174	9,562	10,139	10,431	11,558	11,610	11,829	11,620	11,766	12,038	11,965	11,954	12,799	12,006	11,901	12,014	12,077	11,694	11,694	11,342	11,487	11,083	10,576	10,203	10,235	9,883	9,515	9,778	10,222	10,162	10,283
C000005590
Account Value [Line Items]
Accumulated Value	23,012	21,690	20,964	19,186	21,318	21,625	20,564	20,155	20,774	20,658	19,948	19,822	20,696	19,711	18,535	17,718	18,835	18,468	17,134	17,149	17,528	18,459	18,245	17,611	17,446	18,047	17,141	17,957	17,331	16,095	15,980	15,371	13,574	13,989	15,103	16,006	15,680	15,038	15,363	15,241	14,729	14,908	13,240	13,553	11,672	10,744	11,858	13,141	11,850	13,472	13,319	14,772	14,610	15,644	17,387	16,725	17,194	16,249	17,242	17,008	16,419	16,725	15,926	14,885	14,546	14,013	14,546	13,892	11,777	12,479	12,810	12,092	11,551	10,833	10,074	9,347	11,220	11,995	12,189	11,843	11,538	11,144	10,992	11,168	11,570	10,799	11,474	10,976	10,743	10,373	9,738	10,324	10,605	11,739	11,786	12,005	11,786	11,919	12,193	12,107	12,099	12,944	12,138	12,025	12,125	12,187	11,793	11,778	11,422	11,561	11,152	10,634	10,255	10,278	9,915	9,539	9,804	10,242	10,174	10,295
C000005587
Account Value [Line Items]
Accumulated Value	21,321	20,096	19,431	17,788	19,768	20,052	19,075	18,703	19,276	19,182	18,523	18,403	19,215	18,317	17,227	16,464	17,514	17,172	15,932	15,952	16,306	17,178	16,982	16,392	16,251	16,809	15,968	16,730	16,157	15,001	14,899	14,336	12,659	13,047	14,096	14,934	14,639	14,041	14,344	14,235	13,762	13,925	12,379	12,665	10,911	10,045	11,088	12,294	11,088	12,603	12,472	13,832	13,685	14,651	16,289	15,671	16,111	15,230	16,165	15,949	15,400	15,686	14,944	13,971	13,654	13,152	13,654	13,051	11,065	11,722	12,031	11,367	10,857	10,177	9,473	8,793	10,548	11,274	11,459	11,137	10,851	10,481	10,342	10,511	10,890	10,172	10,805	10,342	10,126	9,771	9,176	9,729	9,999	11,075	11,121	11,331	11,121	11,248	11,504	11,429	11,422	12,219	11,459	11,353	11,457	11,517	11,144	11,137	10,794	10,928	10,541	10,057	9,699	9,721	9,386	9,030	9,278	9,694	9,636	9,745
C000005589
Account Value [Line Items]
Accumulated Value	21,163	19,947	19,286	17,656	19,621	19,903	18,934	18,564	19,133	19,039	18,385	18,266	19,072	18,180	17,099	16,342	17,383	17,044	15,813	15,834	16,185	17,050	16,855	16,270	16,130	16,688	15,862	16,630	16,072	14,932	14,839	14,285	12,623	13,024	14,079	14,927	14,629	14,044	14,365	14,262	13,792	13,964	12,416	12,714	10,960	10,100	11,155	12,370	11,167	12,703	12,577	13,952	13,815	14,801	16,475	15,856	16,314	15,431	16,383	16,177	15,626	15,936	15,191	14,205	13,895	13,391	13,918	13,299	11,281	11,969	12,290	11,614	11,098	10,421	9,699	9,011	10,823	11,568	11,763	11,442	11,167	10,788	10,651	10,834	11,224	10,490	11,155	10,685	10,467	10,100	9,493	10,078	10,357	11,483	11,539	11,762	11,550	11,695	11,962	11,895	11,895	12,731	11,951	11,839	11,961	12,028	11,650	11,650	11,305	11,450	11,049	10,549	10,182	10,216	9,860	9,487	9,760	10,207	10,153	10,273
MSCI EAFE Index (Net)
Account Value [Line Items]
Accumulated Value	25,146	25,129	24,381	22,691	25,293	24,175	22,976	22,307	22,169	21,911	21,500	20,621	20,914	20,463	19,568	18,711	18,787	18,429	17,509	17,917	18,019	19,055	18,881	18,286	17,765	18,056	17,383	17,840	17,272	16,961	16,864	16,014	14,654	15,273	15,813	16,443	15,927	15,234	15,907	15,471	15,096	15,418	14,263	14,252	12,809	12,155	13,410	14,078	13,410	14,782	14,672	15,687	15,586	15,867	16,673	15,860	16,635	16,235	16,721	16,431	16,308	16,494	15,973	15,506	15,158	14,825	14,985	14,319	12,397	12,913	13,257	12,609	12,322	11,916	11,419	10,726	12,378	13,608	13,899	13,461	13,311	12,849	12,491	12,824	12,988	12,261	12,880	12,527	12,449	12,139	11,391	11,972	11,987	13,024	12,912	13,166	12,850	13,009	13,308	13,011	13,249	13,876	13,213	13,004	12,869	12,677	12,369	12,374	12,027	12,048	11,622	11,333	11,030	10,874	10,567	10,218	10,426	10,643	10,514	10,507
MSCI EAFE Index (Net)
Account Value [Line Items]
Accumulated Value	25,146	25,129	24,381	22,691	25,293	24,175	22,976	22,307	22,169	21,911	21,500	20,621	20,914	20,463	19,568	18,711	18,787	18,429	17,509	17,917	18,019	19,055	18,881	18,286	17,765	18,056	17,383	17,840	17,272	16,961	16,864	16,014	14,654	15,273	15,813	16,443	15,927	15,234	15,907	15,471	15,096	15,418	14,263	14,252	12,809	12,155	13,410	14,078	13,410	14,782	14,672	15,687	15,586	15,867	16,673	15,860	16,635	16,235	16,721	16,431	16,308	16,494	15,973	15,506	15,158	14,825	14,985	14,319	12,397	12,913	13,257	12,609	12,322	11,916	11,419	10,726	12,378	13,608	13,899	13,461	13,311	12,849	12,491	12,824	12,988	12,261	12,880	12,527	12,449	12,139	11,391	11,972	11,987	13,024	12,912	13,166	12,850	13,009	13,308	13,011	13,249	13,876	13,213	13,004	12,869	12,677	12,369	12,374	12,027	12,048	11,622	11,333	11,030	10,874	10,567	10,218	10,426	10,643	10,514	10,507
MSCI EAFE Index (Net)
Account Value [Line Items]
Accumulated Value	25,146	25,129	24,381	22,691	25,293	24,175	22,976	22,307	22,169	21,911	21,500	20,621	20,914	20,463	19,568	18,711	18,787	18,429	17,509	17,917	18,019	19,055	18,881	18,286	17,765	18,056	17,383	17,840	17,272	16,961	16,864	16,014	14,654	15,273	15,813	16,443	15,927	15,234	15,907	15,471	15,096	15,418	14,263	14,252	12,809	12,155	13,410	14,078	13,410	14,782	14,672	15,687	15,586	15,867	16,673	15,860	16,635	16,235	16,721	16,431	16,308	16,494	15,973	15,506	15,158	14,825	14,985	14,319	12,397	12,913	13,257	12,609	12,322	11,916	11,419	10,726	12,378	13,608	13,899	13,461	13,311	12,849	12,491	12,824	12,988	12,261	12,880	12,527	12,449	12,139	11,391	11,972	11,987	13,024	12,912	13,166	12,850	13,009	13,308	13,011	13,249	13,876	13,213	13,004	12,869	12,677	12,369	12,374	12,027	12,048	11,622	11,333	11,030	10,874	10,567	10,218	10,426	10,643	10,514	10,507
MSCI EAFE Index (Net)
Account Value [Line Items]
Accumulated Value	25,146	25,129	24,381	22,691	25,293	24,175	22,976	22,307	22,169	21,911	21,500	20,621	20,914	20,463	19,568	18,711	18,787	18,429	17,509	17,917	18,019	19,055	18,881	18,286	17,765	18,056	17,383	17,840	17,272	16,961	16,864	16,014	14,654	15,273	15,813	16,443	15,927	15,234	15,907	15,471	15,096	15,418	14,263	14,252	12,809	12,155	13,410	14,078	13,410	14,782	14,672	15,687	15,586	15,867	16,673	15,860	16,635	16,235	16,721	16,431	16,308	16,494	15,973	15,506	15,158	14,825	14,985	14,319	12,397	12,913	13,257	12,609	12,322	11,916	11,419	10,726	12,378	13,608	13,899	13,461	13,311	12,849	12,491	12,824	12,988	12,261	12,880	12,527	12,449	12,139	11,391	11,972	11,987	13,024	12,912	13,166	12,850	13,009	13,308	13,011	13,249	13,876	13,213	13,004	12,869	12,677	12,369	12,374	12,027	12,048	11,622	11,333	11,030	10,874	10,567	10,218	10,426	10,643	10,514	10,507
MSCI EAFE Index (Net)
Account Value [Line Items]
Accumulated Value	$ 25,146	$ 25,129	$ 24,381	$ 22,691	$ 25,293	$ 24,175	$ 22,976	$ 22,307	$ 22,169	$ 21,911	$ 21,500	$ 20,621	$ 20,914	$ 20,463	$ 19,568	$ 18,711	$ 18,787	$ 18,429	$ 17,509	$ 17,917	$ 18,019	$ 19,055	$ 18,881	$ 18,286	$ 17,765	$ 18,056	$ 17,383	$ 17,840	$ 17,272	$ 16,961	$ 16,864	$ 16,014	$ 14,654	$ 15,273	$ 15,813	$ 16,443	$ 15,927	$ 15,234	$ 15,907	$ 15,471	$ 15,096	$ 15,418	$ 14,263	$ 14,252	$ 12,809	$ 12,155	$ 13,410	$ 14,078	$ 13,410	$ 14,782	$ 14,672	$ 15,687	$ 15,586	$ 15,867	$ 16,673	$ 15,860	$ 16,635	$ 16,235	$ 16,721	$ 16,431	$ 16,308	$ 16,494	$ 15,973	$ 15,506	$ 15,158	$ 14,825	$ 14,985	$ 14,319	$ 12,397	$ 12,913	$ 13,257	$ 12,609	$ 12,322	$ 11,916	$ 11,419	$ 10,726	$ 12,378	$ 13,608	$ 13,899	$ 13,461	$ 13,311	$ 12,849	$ 12,491	$ 12,824	$ 12,988	$ 12,261	$ 12,880	$ 12,527	$ 12,449	$ 12,139	$ 11,391	$ 11,972	$ 11,987	$ 13,024	$ 12,912	$ 13,166	$ 12,850	$ 13,009	$ 13,308	$ 13,011	$ 13,249	$ 13,876	$ 13,213	$ 13,004	$ 12,869	$ 12,677	$ 12,369	$ 12,374	$ 12,027	$ 12,048	$ 11,622	$ 11,333	$ 11,030	$ 10,874	$ 10,567	$ 10,218	$ 10,426	$ 10,643	$ 10,514	$ 10,507